CASH, CASH EQUIVALENTS AND RESTRICTED CASH - Schedule of Cash and Cash Equivalents (Parenthetical) (Detail) MOP$ in Thousands, $ in Thousands, $ in Thousands		Dec. 31, 2024 USD ($)	Dec. 31, 2024 MOP (MOP$)	Dec. 31, 2024 HKD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 MOP (MOP$)	Dec. 31, 2023 HKD ($)	Dec. 09, 2022 USD ($)	Dec. 09, 2022 MOP (MOP$)
Cash and Cash Equivalents [Line Items]
Guarantee obligations collateral held directly or by third party		$ 125,056	MOP$ 1,000,000	$ 970,874	$ 124,284	MOP$ 1,000,000	$ 970,874
Non-current portion of restricted cash	[1]	125,511			125,094
Bank Guarantee [Member]
Cash and Cash Equivalents [Line Items]
Cash Deposit								$ 124,319	MOP$ 1,000,000
Bank Time Deposits [Member]
Cash and Cash Equivalents [Line Items]
Non-current portion of restricted cash		$ 125,331			$ 124,556

[1]	As of December 31, 2024 and 2023, the non-current portion of restricted cash included bank time deposits of $125,330 and $124,556, respectively. On December 9, 2022, as required by the Concession, MRM provided a bank guarantee in favor of the Macau government of MOP1,000,000 (equivalent to $124,319) to secure the fulfillment of performance of certain of its legal and contractual obligations, including labor obligations. As stipulated in the bank guarantee contract, the amount of MOP1,000,000 (equivalent to $124,319), or an equivalent amount in other currencies, is required to be held in a cash deposit account as collateral in order to secure the bank guarantee. The bank guarantee will remain in effect until 180 days after the earlier of the expiration or termination of the Concession. As of December 31, 2024 and 2023, Hong Kong dollars (“HK$”) 970,874 (equivalent to MOP1,000,000) held in the cash collateral bank account was translated to $125,056 and $124,284, respectively, and included in the non-current portion of restricted cash in the accompanying consolidated balance sheets.